Redeemable Ordinary Shares - Additional Information (Detail) - USD ($)			3 Months Ended
	Oct. 25, 2011	Jan. 29, 2008	Mar. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares repurchased and cancelled	25,027,680
Accounting Standards Update 2009-15
Class of Stock [Line Items]
Cumulative Effect on Retained Earnings,			$ 3,076
American Depositary Share (ADSs)
Class of Stock [Line Items]
Number of shares issued		9,019,611
Ordinary shares repurchased and cancelled	5,005,536
Redeemable Ordinary Shares
Class of Stock [Line Items]
Number of shares issued		45,098,055